Note 6 - Debt: Schedule of Debt (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Debt
06/30/2012
Unsecured term note payable to a former shareholder due January 2012, plus interest at 5% APR. Interest on overdue principal accruing at 10% APR.	$28,783
Current portion of debt	$28,783